Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Mar. 31, 2018
Statement of Financial Position [Abstract]
Trading account assets pledged that secured parties are permitted to sell or repledge	¥ 6,644,591	¥ 6,558,587
Trading account assets measured at fair value under fair value option	14,615,221	15,007,706
Available-for-sale debt securities pledged that secured parties are permitted to sell or repledge	8,489,557	11,358,439
Held-to-maturity debt securities pledged that secured parties are permitted to sell or repledge	537,098	414,857
Held-to-maturity debt securities, Fair value	4,198,492	3,620,672
Equity securities pledged that secured parties are permitted to sell or repledge	1,505	1,650
Equity securities measured at fair value	7,063,987	6,699,943
Loans, net of unearned income, unamortized premiums and deferred loan fees, pledged that secured parties are permitted to sell or repledge	849,589	898,186
Due to trust account and other short-term borrowings measured at fair value under fair value option	241,320	264,783
Long-term debt measured at fair value under fair value option	¥ 355,154	¥ 333,985
Common stock, authorized	33,000,000,000	33,000,000,000
Common stock, issued	13,827,607,320	13,900,028,020
Common stock, stated value
Treasury stock, shares	745,634,063	737,772,882